Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Summary of Minimum Future Commitments Under Contractual Agreements

	Principal Portion and
	Estimated Interest
	Lease	Long-Term	Purchase	Capital	Other
December 31, 2023	Liabilities	Debt	Commitments	Commitments	Commitments	Total
Within 1 year	368	966	938	153	188	2,613
1 to 3 years	484	2,324	249	19	221	3,297
3 to 5 years	222	1,556	57	‐	149	1,984
Over 5 years	451	10,493	106	‐	157	11,207
Total	1,525	15,339	1,350	172	715	19,101